Intangible assets - Goodwill (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Banco ABN Amro Real S.A. (Banco Real)	R$ 27,217,566	R$ 27,217,566
Em Dia Serviços Especializados em Cobranças Ltda. (Current name of Liderança Serviços Especializados em Cobranças LTDA.)	184,447	184,447
Toro Corretora de Títulos e Valores Mobiliários LTDA	160,770	160,770
Olé Consignado (Current name of Banco Bonsucesso Consignado)	62,800	62,800
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	42,135	42,135
Return Capital Serviços de Recuperação de Créditos S.A. (current name of Ipanema Empreendimentos e Participações S.A.)	21,304	21,304
Monetus Investimentos S.A.	39,919	39,919
Mobills Labs Soluções em Tecnologia LTDA	35,483	39,589
Solution 4Fleet Consultoria Empresarial S.A.	32,590	32,590
Santander Brasil Tecnologia S.A.	16,381	16,381
APE11 Tecnologia e Negocios Imobiliarios S.A. (Note 3.h)		9,777
FIT Economia de Energia S.A.	3,992	3,992
América Gestão Serviços em Energia S.A	27,287	61,608
Total	R$ 27,844,674	R$ 27,892,878